UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Real Asset Income Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.3%

	COMMON STOCKS – 26.6%

	Air Freight & Logistics – 0.9%

25,517	BPost SA	$571,247

9,645	Oesterreichische Post AG, (4)	486,092

436,135	Singapore Post Limited, (4)	471,927
	Total Air Freight & Logistics	1,529,266

	Commercial Services & Supplies – 0.5%

1,106,432	K-Green Trust, (4)	915,005

	Construction & Engineering – 0.3%

25,796	Ferrovial SA, (4)	559,203

	Diversified Financial Services – 0.4%

353,730	John Laing Infrastructure Fund	694,097

	Electric Utilities – 5.3%

58,499	Alupar Investimento SA	457,628

25,981	Brookfield Infrastructure Partners LP	1,024,950

429	Companhia de Transmissao de Energia Eletrica Paulista	4,647

9,607	Duke Energy Corporation	684,211

55,159	EDP-Energias de Portugal, S.A., (4)	256,085

188,162	EDP Energias do Brasil S.A	845,029

49,952	Energa SA, (2), (4)	294,837

13,940	Hafslund ASA, Class B Shares	111,747

1,797,823	HK Electric Investments Limited, (2)	1,163,549

57,043	Infratil Limited, (4)	111,931

33,341	Pepco Holdings, Inc.	682,824

30,666	Scottish and Southern Energy PLC, (4)	751,130

146,043	Spark Infrastructure Group, (4)	232,039

422,641	Terna-Rete Elettrica Nazionale SpA, (4)	2,261,888

39,149	Transmissora Alianca de Energia Eletrica SA	331,619
	Total Electric Utilities	9,214,114

	Gas Utilities – 0.5%

148,426	Snam Rete Gas S.p.A, (4)	869,414

	Independent Power Producers & Energy Traders – 1.5%

965	Pattern Energy Group Inc.	26,180

244,576	TransAlta Renewables Inc.	2,544,210
	Total Independent Power Producers & Energy Traders	2,570,390

Nuveen Investments	1

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Media – 0.0%

1,909	CBS Outdoor Americas Inc., (2), (WI/DD)	$55,838

	Multi-Utilities – 6.5%

105,167	Centrica PLC, (4)	578,568

1,212,268	Duet Group, (4)	2,339,510

14,311	E ON SE, (4)	279,497

63,249	GDF Suez, (4)	1,730,185

2,529	Hera SpA	7,386

68,922	National Grid PLC	4,737,698

26,410	Suez Environnement Company	536,481

552,212	Vector Limited, (4)	1,166,185
	Total Multi-Utilities	11,375,510

	Oil, Gas & Consumable Fuels – 3.0%

374	BlueKnight Energy Partners LP	3,332

16,508	DCP Midstream Partners LP	827,051

13,349	Enbridge Energy Partners LP	365,896

27,405	Kinder Morgan, Inc.	890,388

24,154	Markwest Energy Partners LP	1,577,739

17,277	OneOK Partners Limited Partnership	925,183

1,042	QEP Midstream Partners LP	24,362

12,149	Rose Rock Midstream Limited Partnership	504,062

225	Southcross Energy Partners, L.P	3,814
	Total Oil, Gas & Consumable Fuels	5,121,827

	Real Estate Management & Development – 1.0%

26,361	Brookfield Property Partners, (2)	492,951

2,430,082	Langham Hospitality Investments Limited, (2), (4)	1,217,108
	Total Real Estate Management & Development	1,710,059

	Transportation Infrastructure – 6.5%

31,981	Abertis Infraestructuras S.A, (4)	730,933

105,639	Atlantia SpA, (4)	2,714,368

22,865	Grupo Aeroportuario Centro Norte, SA	661,942

3,936,557	Hutchison Port Holdings Trust, (4)	2,559,471

1,934	Kobenhavns Lufthavne	1,070,608

8,216	Macquarie Infrastructure Company LLC	470,530

4,392	Singapore Airport Terminal Services Limited, (4)	10,623

47	Societa Iniziative Autostradali e Servizi SpA, (4)	566

203,019	Sydney Airport, (4)	789,949

345,038	Transurban Group, (4)	2,326,102
	Total Transportation Infrastructure	11,335,092

2	Nuveen Investments

Shares	Description (1)	Value

	Water Utilities – 0.2%

229,010	Inversiones Aguas Metropolitanas SA	$371,678
	Total Common Stocks (cost $43,895,493)	46,321,493

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 25.1%

	Diversified – 3.8%

86,495	Armada Hoffler Properties Inc.	$868,410

29,295	Artis Real Estate Investment Trust	416,834

26,046	Investors Real Estate Trust	233,893

66,410	Liberty Property Trust	2,454,514

27,779	Select Income REIT	840,870

977,063	Suntec Real Estate Investment Trust, (5)	1,291,606

24	Washington Real Estate Investment Trust	573

7,907	WP Carey Inc.	474,973
	Total Diversified	6,581,673

	Industrial – 0.5%

292,583	Ascendas Real Estate Investment Trust, (5)	526,649

329,717	Mapletree Logistics Trust, (5)	274,116

15,322	Monmouth Real Estate Investment Corporation	146,172
	Total Industrial	946,937

	Mortgage – 6.1%

113,195	Apollo Commercial Real Estate Finance, Inc.	1,882,433

75,882	Blackstone Mortgage Trust Inc, Class A	2,181,608

193,131	Colony Financial Inc.	4,239,225

55,218	Newcastle Investment Corporation	259,525

82,394	Starwood Property Trust Inc.	1,943,674
	Total Mortgage	10,506,465

	Office – 0.6%

1,680	Digital Realty Trust Inc.	89,174

34,421	Franklin Street Properties Corporation	433,705

1,669	Highwoods Properties, Inc.	64,106

20,641	Mack-Cali Realty Corporation	429,126
	Total Office	1,016,111

	Residential – 1.1%

158,296	Campus Crest Communities Inc.	1,374,009

68,272	Independence Realty Trust	608,304
	Total Residential	1,982,313

	Retail – 4.7%

55,671	AmREIT Inc., Class B Shares	922,468

Nuveen Investments	3

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)			Value

	Retail (continued)

253,466	CapitaMall Trust, (5)			$381,372

20,662	CBL & Associates Properties Inc.			366,751

175,617	Inland Real Estate Corporation			1,852,759

21,988	Kite Realty Group Trust			565,311

29,667	National Retail Properties, Inc.			1,018,171

22,758	Realty Income Corporation, (WI/DD)			929,892

48,811	Urstadt Biddle Properties Inc.			1,008,435

397,436	Westfield Retail Trust, (5)			1,100,351
	Total Retail			8,145,510

	Specialized – 8.3%

38,188	Aviv REIT Inc.			933,697

68,780	Corrections Corporation of America			2,154,190

19,956	Geo Group Inc.			643,381

2,409	Health Care Property Investors Inc.			93,445

11,419	Health Care REIT, Inc.			680,572

96,219	Healthcare Trust of America Inc., Class A			1,095,934

12,106	LTC Properties Inc.			455,549

158,827	Medical Properties Trust Inc.			2,031,397

12,948	National Health Investors Inc.			782,836

19,840	Omega Healthcare Investors Inc.			665,037

504,278	Parkway Life Real Estate Investment Trust, (5)			978,304

29,763	Physicians Realty Trust			414,301

12,972	Public Storage, Inc.			306,918

21,745	Universal Health Realty Income Trust			918,509

26,138	Pebblebrook Hotel Trust			679,588

140,335	Summit Hotel Properties Inc.			1,302,309

13,129	Summit Hotel Properties Inc.			353,695

78	Sunstone Hotel Investors Inc.			2,014
	Total Specialized			14,491,676
	Total Real Estate Investment Trust Common Stocks (cost $42,355,280)			43,670,685

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.1%

	Electric Utilities – 0.8%

16,478	NextEra Energy Inc.	5.799%	N/R	$890,142

7,826	PPL Corporation	8.750%	N/R	428,082
	Total Electric Utilities			1,318,224

	Real Estate Investment Trust – 0.9%

14,711	Alexandria Real Estate Equities Inc.	7.000%	N/R	395,285

4	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Real Estate Investment Trust (continued)

41,539	American Homes 4 Rent	5.000%	N/R	$1,017,706

3,997	Ramco-Gershenson Properties Trust	7.250%	N/R	240,818
	Total Real Estate Investment Trust			1,653,809

	Wireless Telecommunication Services – 0.4%

6,483	Crown Castle International Corporation	4.500%	N/R	657,311
	Total Convertible Preferred Securities (cost $3,478,336)			3,629,344

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 17.1%

	Electric Utilities – 2.6%

9,835	Alabama Power Company	6.450%	A3	$257,677

431,500	APT Pipelines Limited, (2)	7.105%	N/R	423,785

52,583	Integrys Energy Group Inc.	6.000%	BBB	1,325,617

13,346	NextEra Energy Inc.	5.700%	BBB	318,302

43,607	NextEra Energy Inc.	5.000%	BBB	899,612

55,023	PPL Capital Funding, Inc.	5.900%	BB+	1,282,036
	Total Electric Utilities			4,507,029

	Energy Equipment & Services – 0.0%

636	NextEra Energy Inc.	5.625%	BBB	14,660

	Independent Power Producers & Energy Traders – 0.0%

426	TransAlta Corporation	4.600%	N/R	6,462

	Multi-Utilities – 0.2%

9,840	DTE Energy Company	6.500%	Baa1	250,920

	Oil, Gas & Consumable Fuels – 0.8%

55,655	Atlas Pipeline Partners LP, (2)	8.250%	CCC+	1,403,063

	Real Estate Investment Trust – 13.5%

45,443	American Homes 4 Rent	5.000%	N/R	1,136,075

8,254	Apartment Investment & Management Company	7.000%	BB	207,010

12,616	Apollo Commercial Real Estate Finance	8.625%	N/R	319,942

22,658	Campus Crest Communities	8.000%	Ba1	569,849

50,369	Cedar Shopping Centers Inc., Series A	7.250%	N/R	1,184,175

15,913	Colony Financial Inc.	0.000%	N/R	412,624

35,220	DDR Corporation	6.500%	Baa3	847,393

18,379	DDR Corporation	6.250%	Baa3	425,841

31,815	Digital Realty Trust Inc., (2)	7.375%	Baa3	791,875

17,009	Digital Realty Trust Inc.	5.875%	Baa3	346,303

53,708	Equity Lifestyle Properties Inc.	6.750%	N/R	1,310,475

1,230	First Potomac Realty Trust	7.750%	N/R	31,082

Nuveen Investments	5

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust (continued)

80,436	General Growth Properties	6.375%		B	$1,866,920

27,241	Glimcher Realty Trust	7.500%		B1	684,294

50,813	Glimcher Realty Trust	6.875%		B1	1,196,646

4,744	Hersha Hospitality Trust	8.000%		N/R	120,972

45,805	Hersha Hospitality Trust	6.875%		N/R	1,094,740

1,466	Hudson Pacific Properties Inc.	8.375%		N/R	38,409

1,642	Inland Real Estate Corporation	8.125%		N/R	42,396

32,455	Kilroy Realty Corporation	6.875%		Ba1	796,121

12,018	Kimco Realty Corporation,	5.500%		Baa2	250,575

13,582	Monmouth Real Estate Investment Corp, (6)	7.875%		N/R	346,748

37,122	National Retail Properties Inc.	5.700%		Baa2	777,335

19,816	Pebblebrook Hotel Trust	6.500%		N/R	442,293

7,036	Post Properties, Inc., Series A, (6)	8.500%		Baa3	416,531

16,921	Retail Properties of America	7.000%		N/R	417,949

271	Sabra Health Care Real Estate Investement Trust	7.125%		B2	6,547

45,673	Saul Centers, Inc.	6.875%		N/R	1,103,916

1,486	Simon Property Group, Inc., (6)	8.375%		BBB+	94,733

36,022	SL Green Realty Corporation	6.500%		Ba2	842,915

26,623	STAG Industrial Inc.	6.625%		BB	605,673

50,666	Summit Hotel Properties Inc.	7.875%		N/R	1,282,356

89,946	Summit Hotel Properties Inc., (6)	7.125%		N/R	2,077,753

39,928	Taubman Centers Incorporated, Series K	6.250%		N/R	915,948

728	Terreno Realty Corporation	7.750%		N/R	18,397

19,736	Urstadt Biddle Properties	7.125%		N/R	484,521
	Total Real Estate Investment Trust				23,507,332
	Total $25 Par (or similar) Retail Preferred (cost $29,854,425)				29,689,466

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 2.4%

	Oil, Gas & Consumable Fuels – 0.8%

$1,530	DCP Midstream LLC	5.850%	5/21/43	Baa3	$1,438,200

	Real Estate Investment Trust – 1.6%

1,700	Blackstone Mortgage Trust	5.250%	12/01/18	N/R	1,899,750

845	Colony Financial Inc.	3.875%	1/15/21	N/R	873,519
2,545	Total Real Estate Investment Trust				2,773,269
$4,075	Total Convertible Bonds (cost $4,057,334)				4,211,469

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 14.7%

	Building Products – 0.3%

$491	Associated Asphalt Partners LLC, 144A	8.500%	2/15/18	B	$514,323

	Commercial Services & Supplies – 0.7%

530	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	576,375

650	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	674,375
1,180	Total Commercial Services & Supplies				1,250,750

	Diversified Financial Services – 0.1%

200	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	203,000

	Diversified Telecommunication Services – 0.8%

500	CyrusOne LP Finance	6.375%	11/15/22	B+	527,500

800	IntelSat Limited	8.125%	6/01/23	B–	848,000
1,300	Total Diversified Telecommunication Services				1,375,500

	Electric Utilities – 0.7%

600	Intergen NV, 144A	7.000%	6/30/23	B+	630,000

650	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	635,375
1,250	Total Electric Utilities				1,265,375

	Energy Equipment & Services – 1.4%

250	Exterran Partners LP / EXLP Finance Corporation, 144A, (WI/DD)	6.000%	10/01/22		245,928

1,455	Origin Energy Finance Limited/	7.875%	6/16/71	BB+	2,144,605
1,705	Total Energy Equipment & Services				2,390,533

	Gas Utilities – 0.4%

600	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	640,500

	Health Care Providers & Services – 2.2%

600	HealthSouth Corporation	5.750%	11/01/24	BB–	615,000

500	Kindred Healthcare Inc., 144A, (WI/DD)	6.375%	4/15/22	B–	501,250

650	Lifepoint Hospitals Inc., 144A	5.500%	12/01/21	Ba1	674,375

424	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	451,560

750	Select Medical Corporation	6.375%	6/01/21	B–	761,250

725	Tenet Healthcare Corporation	6.750%	2/01/20	B3	763,063
3,649	Total Health Care Providers & Services				3,766,498

	Independent Power Producers & Energy Traders – 0.1%

250	Mirant Americas Generation LLC	8.500%	10/01/21	BB–	238,750

	Industrial Conglomerates – 0.4%

750	Covanta Holding Corporation	5.875%	3/01/24	Ba3	761,840

	Internet Software & Services – 0.4%

650	Equinix Inc.	5.375%	4/01/23	BB	663,000

Nuveen Investments	7

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Metals & Mining – 0.2%

$550	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	$331,375

	Multi-Utilities – 0.3%

300	RWE AG	7.000%	3/20/49	BBB–	538,278

	Oil, Gas & Consumable Fuels – 4.3%

750	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	740,625

650	Calumet Specialty Products	7.625%	1/15/22	B+	689,000

750	Crestwood Midstream Partners LP, 144A	6.125%	3/01/22	BB	783,750

450	Gibson Energy, 144A	6.750%	7/15/21	BB	482,625

560	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	587,300

850	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	837,250

540	PBF Holding Company LLC	8.250%	2/15/20	BB+	585,900

700	Sabine Pass Liquefaction LLC, 144A	6.250%	3/15/22	BB+	729,750

550	Summit Midstream Holdings LLC Finance, 144A	7.500%	7/01/21	B	588,500

800	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB–	848,000

500	Western Refining Inc.	6.250%	4/01/21	B+	517,500
7,100	Total Oil, Gas & Consumable Fuels				7,390,200

	Real Estate Investment Trust – 0.8%

750	Corrections Corporation of America	4.625%	5/01/23	BB+	723,750

700	Geo Group Inc.	5.875%	1/15/22	B+	719,250
1,450	Total Real Estate Investment Trust				1,443,000

	Real Estate Management & Development – 0.4%

750	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	750,000

	Road & Rail – 0.3%

500	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	507,500

	Transportation Infrastructure – 0.4%

10,034	Concesionaria Mexiquesne SA de CV	5.950%	12/15/35	BBB	741,662

	Wireless Telecommunication Services – 0.5%

750	Crown Castle International Corporation	5.250%	1/15/23	BB–	762,188
$33,459	Total Corporate Bonds (cost $24,949,849)				25,534,272

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.5%

	Construction & Engineering – 1.0%

$1,813,000	PHBS Limited	6.625%	N/A (7)	N/A	$1,767,675

	Diversified Financial Services – 0.9%

1,390,000	Royal Capital BV	8.375%	N/A (7)	N/A	1,470,106

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Electric Utilities – 2.4%

$1,185,000	AES Gener SA, 144A	8.375%	N/A (7)	Ba2	$1,256,100

1,250,000	Electricite de France, 144A	5.625%	N/A (7)	A3	1,260,163

1,018,000	Electricite de France, 144A	5.250%	N/A (7)	A3	1,019,527

440,000	Tennet Holding BV	6.655%	N/A (7)	BBB	671,575
3,893,000	Total Electric Utilities				4,207,365

	Transportation Infrastructure – 0.2%

250,000	Eurogate GmbH	6.750%	N/A (7)	N/A	357,157
$7,346,000	Total $1,000 Par (or similar) Institutional Preferred (cost $7,521,853)				7,802,303

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 0.8%

	Gas Utilities – 0.3%

1,468,656	Cityspring Infrastructure Trust				$549,307

	Real Estate Management & Development – 0.5%

477,271	Starwood European Real Estate Finance Limited				789,710
	Total Investment Companies (cost $1,283,059)				1,339,017
	Total Long-Term Investments (cost $157,395,629)				162,198,049

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.6%

$6,181	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $6,181,348, collateralized by $6,420,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $6,307,248	0.000%	4/01/14		$6,181,348
	Total Short-Term Investments (cost $6,181,348)				6,181,348
	Total Investments (cost $163,576,977) – 96.9%				168,379,397
	Other Assets Less Liabilities – 3.1%				5,437,322
	Net Assets – 100%				$173,816,719

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$22,668,877	$23,652,616	$ —	$46,321,493
Real Estate Investment Trust Common Stocks	39,118,287	4,552,398	—	43,670,685
Convertible Preferred Securities	3,629,344	—	—	3,629,344
$25 Par (or similar) Retail Preferred	26,753,701	2,935,765	—	29,689,466
Convertible Bonds	—	4,211,469	—	4,211,469
Corporate Bonds	—	25,534,272	—	25,534,272
$1,000 Par (or similar) Institutional Preferred	—	7,802,303	—	7,802,303
Investment Companies	1,339,017	—	—	1,339,017
Short-Term Investments:
Repurchase Agreements	—	6,181,348	—	6,181,348
Total	$93,509,226	$74,870,171	$ —	$168,379,397

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(22,435,274)	$22,435,274	$—	$—	$—
Real Estate Investment Trust Common Stocks	—	(3,260,792)	3,260,792	—	—	—
$25 Par (or similar) Retail Preferred	2,062,242	(2,077,753)	2,077,753	(2,062,242)	—	—
Convertible Preferred Securities	1,258,525	—	—	(1,258,525)	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $164,061,644.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$7,038,699
Depreciation	(2,720,946)
Net unrealized appreciation (depreciation) of investments	$4,317,753

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(5)	For fair value measurement disclosure purposes, Real Estate Investment Trust Common Stocks classified as Level 2.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(7)	Perpetual security. Maturity date is not applicable.

(8)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

N/A	Not applicable.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust.

Nuveen Investments	11

Nuveen Global Infrastructure Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 94.3%

	Air Freight & Logistics – 1.0%

94,886	BPost SA	$2,124,206

2,875,742	Singapore Post Limited, (5)	3,111,745
	Total Air Freight & Logistics	5,235,951

	Commercial Services & Supplies – 3.2%

1,216,180	China Everbright International Limited, (5)	1,669,859

378,236	Covanta Holding Corporation	6,827,160

1,004,482	K-Green Trust, (5)	830,694

131,925	Progressive Waste Solutions Limited	3,339,022

318,823	Shanks Group PLC, (5)	591,018

44,511	SP Plus Corporation, (2)	1,169,304

60,019	Waste Connections Inc.	2,632,433
	Total Commercial Services & Supplies	17,059,490

	Construction & Engineering – 1.1%

190,447	Ferrovial SA, (5)	4,128,488

20,101	Obrascon Huarte Lain S.A, (5)	874,536

65,185	Promotora y Operadora de Infraestructura SAB de CV (Pinfra), (2)	875,607
	Total Construction & Engineering	5,878,631

	Diversified Telecommunication Services – 0.0%

77,735	APT Satellite Holdings Limited, (5)	91,879

	Electric Utilities – 11.4%

26,393	ALLETE Inc	1,383,521

196,660	Alupar Investimento SA	1,538,438

101,255	Brookfield Infrastructure Partners LP	3,994,510

196,793	Cheung Kong Infrastructure Holdings Limited, (5)	1,258,561

112,312	Duke Energy Corporation	7,998,861

202,823	EDP – Energias de Portugal, S.A., (5)	941,638

13,672	Elia System Operator SA NV, (5)	690,867

197,872	Energa SA, (2), (5)	1,167,922

113,017	Enersis SA	1,755,154

106,353	Fortis Incorporated	3,032,335

76,076	Hafslund ASA, Class B Shares	609,848

966,016	Infratil Limited, (5)	1,895,544

50,525	ITC Holdings Corporation	1,887,109

109,764	NextEra Energy Inc.	10,495,634

12	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

39,237	Northeast Utilities	$1,785,284

30,264	NRG Yield Inc., Class A Shares	1,196,336

41,699	OGE Energy Corp.	1,532,855

75,626	Pinnacle West Capital Corporation	4,133,717

26,570	Portland General Electric Company	859,274

341,372	Power Assets Holdings Limited, (5)	2,962,968

2,743,001	Power Grid Corporation of India Limited, (5)	4,832,143

3,309	Scottish and Southern Energy PLC, (5)	81,050

878,569	Terna-Rete Elettrica Nazionale SpA, (5)	4,701,922
	Total Electric Utilities	60,735,491

	Gas Utilities – 6.4%

102,722	Atmos Energy Corporation	4,841,288

6,252	China Resources Gas Group Limited, (5)	19,930

363,506	ENN Energy Holdings Limited, (5)	2,535,959

33,962	GAIL India Limited, GDR	1,267,462

1,578,414	Hong Kong and China Gas Company Limtied, (5)	3,448,460

639,746	Infraestructura Energitca Nova SAB de CV	3,314,497

47,461	Laclede Group Inc.	2,237,786

18,884	One Gas Inc., (2)	678,502

383,191	Petronas Gas Berhad, (5)	2,794,900

19,378	Rubis, (5)	1,394,718

1,157,819	Snam Rete Gas S.p.A, (5)	6,781,994

19,357	South Jersey Industries Inc.	1,085,734

271	Southwest Gas Corporation	14,485

453,322	Tokyo Gas Company Limited, (5)	2,298,637

1,167,880	Towngas China Company Limited, (5)	1,428,645
	Total Gas Utilities	34,142,997

	Independent Power Producers & Energy Traders – 0.7%

110,577	CPFL Energias Renovaveis SA, (2)	653,033

55,298	EDP Renovaveis SA, (5)	368,097

63,715	Endesa SA Chile	2,751,214

23,834	TransAlta Renewables Inc.	247,934
	Total Independent Power Producers & Energy Traders	4,020,278

	Industrial Conglomerates – 0.6%

284,247	Beijing Enterprises Holdings, (5)	2,549,796

195,083	SembCorp Industries Limited, (5)	853,339
	Total Industrial Conglomerates	3,403,135

	Marine – 0.3%

115	A.P. Moller Maersk AS, Class B Shares, (5)	1,376,407

Nuveen Investments	13

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 12.4%

28,121	Canadian Utilities Limited, Class A Shares	$1,046,239

444,590	CenterPoint Energy, Inc.	10,532,337

87,985	CMS Energy Corporation	2,576,201

176,380	Dominion Resources, Inc.	12,521,216

750,207	Duet Group, (5)	1,447,797

746,105	Hera SpA	2,179,099

243,389	National Grid PLC	16,730,560

199,451	NiSource Inc.	7,086,494

48,329	PG&E Corporation	2,087,813

90,810	Sempra Energy	8,786,776

72,179	Suez Environnement Company	1,466,212
	Total Multi-Utilities	66,460,744

	Oil, Gas & Consumable Fuels – 22.0%

36,082	Access Midstream Partners LP	2,076,519

15,926	DCP Midstream Partners LP	797,893

438,357	Enbridge Inc.	19,949,627

10,775	Enterprise Products Partnership LP	747,354

265,343	Gibson Energy Incorporated	6,881,396

33,732	Keyera Corporation	2,138,648

351,083	Kinder Morgan, Inc.	11,406,687

144,040	Koninklijke Vopak NV, (5)	8,039,932

49,364	Markwest Energy Partners LP	3,224,456

51,385	Oiltanking Partners LP	3,962,297

148,448	ONEOK, Inc.	8,795,544

36,244	Plains All American Pipeline LP	1,997,769

9,011	Plains GP Holdings LP, Class A Shares	252,128

55,598	SemGroup Corporation, A Shares	3,651,677

286,699	Sinopec Kantons Holdings Limited, (5)	284,741

365,492	Spectra Energy Corporation	13,501,274

5,965	Targa Resources Corporation	592,086

256,568	TransCanada Corporation	11,678,975

68,444	Western Gas Partners, Lp	4,530,308

314,027	Williams Companies, Inc.	12,743,216
	Total Oil, Gas & Consumable Fuels	117,252,527

	Road & Rail – 3.6%

524,128	Asciano Limited, (5)	2,535,727

716,802	Aurizon Holdings Limited, (5)	3,423,892

2,611,715	ComfortDelGro Corporation, (5)	4,131,237

40,319	East Japan Railway Company, (5)	2,969,799

14	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail (continued)

6,122	Genesee & Wyoming Inc., (2)	$595,793

909,732	MTR Corporation, (5)	3,370,970

10,846	Union Pacific Corporation	2,035,360
	Total Road & Rail	19,062,778

	Specialty Retail – 0.2%

7,095	Dufry AG, (2), (5)	1,220,680

	Transportation Infrastructure – 28.2%

110,753	Abertis Infraestructuras S.A, (5)	2,531,292

49,216	Aeroports de Paris, (5)	6,134,132

712,529	Atlantia SpA, (5)	18,308,263

1,854,337	Auckland International Airport Limited, (5)	6,134,991

143,607	CCR SA	1,094,299

2,741,463	China Merchants Holdings International Company Limited, (5)	9,452,161

5,600,234	Cosco Pacific Limited, (5)	7,167,953

23,568	Flughafen Wien AG, (5)	2,335,580

14,162	Flughafen Zuerich AG, (5)	9,114,397

125,715	Fraport AG, (5)	9,393,844

589,990	Groupe Eurotunnel SA, (5)	7,531,342

25,631	Grupo Aeroportuario Centro Norte, SA	742,017

44,545	Grupo Aeroportuario del Sureste SA de CV	5,462,999

7,206,378	Hutchison Port Holdings Trust, (5)	4,685,443

5,145,510	International Container Terminal Services, Incorporated, (5)	12,405,225

42,640	Japan Airport Terminal Company, (5)	1,105,870

2,875,476	Jasa Marga Persero Tbk PT, (5)	1,528,370

268,328	Kamigumi Company Limited, (5)	2,607,078

343,552	Macquarie Atlas Roads Group, (5)	946,279

175,623	Mitsubishi Logistics Corporation, (5)	2,439,999

819,321	OHL MÉXICO, S.A.B. DE C.V, (2)	2,124,944

339,561	Port of Tauranga Limited, (5)	4,186,609

1,269,851	Singapore Airport Terminal Services Limited, (5)	3,071,447

154,493	Societa Iniziative Autostradali e Servizi SpA, (5)	1,860,305

1,469,026	Sydney Airport, (5)	5,715,966

2,125,041	Transurban Group, (5)	14,326,140

124,445	Westshore Terminals Investment Corporation	3,726,033

353,653	Wilson Sons Limited	4,331,431
	Total Transportation Infrastructure	150,464,409

	Water Utilities – 1.7%

2,050,301	Aguas Andinas SA. Class A	1,285,422

56,308	American Water Works Company	2,556,383

Nuveen Investments	15

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Water Utilities (continued)

25,446	Companhia de Saneamento de Minas Gervais Copasa MG	$411,465

61,497	Connecticut Water Service, Inc.	2,101,352

990,624	Guangdong Investment Limited, (5)	947,166

9,422,589	Hankore Environment Tech Group Limited, (2), (5)	1,027,968

663,208	Hyflux Limited, (5)	645,953
	Total Water Utilities	8,975,709

	Wireless Telecommunication Services – 1.5%

36,274	Crown Castle International Corporation	2,676,296

17,576	SBA Communications Corporation, (2)	1,598,713

6,660,481	Tower Bersama Infrastructure Tbk PT, (5)	3,531,327
	Total Wireless Telecommunication Services	7,806,336
	Total Common Stock (cost $430,216,927)	503,187,442

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 3.8%

	Specialized – 3.8%

159,053	American Tower Corporation	$13,021,669

90,869	Corrections Corporation of America	2,846,017

54,280	Geo Group Inc.	1,749,987

1,399,738	Parkway Life Real Estate Investment Trust, (6)	2,715,505
	Total Real Estate Investment Trust Common Stocks (cost $16,939,809)	20,333,178

Shares	Description (1), (3)	Value

	INVESTMENT COMPANIES – 0.3%

	Gas Utilities – 0.3%

4,296,040	Cityspring Infrastructure Trust	$1,606,806
	Total Investment Companies (cost $1,489,940)	1,606,806
	Total Long-Term Investments (cost $448,646,676)	525,127,426

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.3%

7,026	State Street Institutional Liquid Reserve Fund, 0.080%, (4)	$7,026,295
	Total Short-Term Investments (cost $7,026,295)	7,026,295
	Total Investments (cost $455,672,971) – 99.7%	532,153,721
	Other Assets Less Liabilities – 0.3%	1,771,090
	Net Assets – 100%	$533,924,811

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable

16	Nuveen Investments

inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$280,945,851	$222,241,591	$ —	$503,187,442
Real Estate Investment Trust Common Stocks	17,617,673	2,715,505	—	20,333,178
Investment Companies	1,606,806	—	—	1,606,806
Short-Term Investments:
Money Market Funds	7,026,295	—	—	7,026,295
Total	$307,196,625	$224,957,096	$ —	$532,153,721

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$1,285,422	$(204,820,830)	$204,820,830	$(1,285,422)	$ —	$ —
Real Estate Investment Trust Common Stocks	—	(2,715,505)	2,715,505	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $460,608,083.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$80,551,109
Depreciation	(9,005,471)
Net unrealized appreciation (depreciation) of investments	$71,545,638

Nuveen Investments	17

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(6)	For fair value measurement disclosure purposes, Real Estate Investment Trust Common Stock classified as Level 2.

GDR	Global Depositary Receipt.

18	Nuveen Investments

Nuveen Real Estate Securities Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.1%

	COMMON STOCKS – 1.0%

	Capital Markets – 0.1%

60,447	HFF Inc., Class A Shares	$2,031,624

	Health Care Providers & Services – 0.2%

399,973	Capital Senior Living Corporation, (2), (3)	10,395,298

	Hotels, Restaurants & Leisure – 0.1%

116,363	Hilton Worldwide Holdings Inc., (2)	2,587,913

	Real Estate Management & Development – 0.5%

20,447	Brookfield Asset Management, Inc., (3)	835,260

686,533	Brookfield Property Partners, (2)	12,838,167

265,923	Forest City Enterprises, Inc., (2)	5,079,129

8,685,189	Langham Hospitality Investments Limited, (2), (9)	4,349,980
	Total Real Estate Management & Development	23,102,536

	Wireless Telecommunication Services – 0.1%

46,996	SBA Communications Corporation, (2)	4,274,757
	Total Common Stocks (cost $47,147,932)	42,392,128

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.3%

	Diversified – 8.6%

174,679	American Assets Trust Inc	$5,893,669

1,497	Armada Hoffler Properties Inc.	15,030

4,600,394	Cousins Properties, Inc.	52,766,519

2,350,932	Duke Realty Corporation	39,683,732

1,027,135	Empire State Realty Trust Inc.	15,520,010

1,377,522	Liberty Property Trust	50,913,213

614,395	PS Business Parks Inc.	51,375,710

114,492	Select Income REIT	3,465,673

1,458,694	Vornado Realty Trust, (3)	143,768,881

77,956	Washington Real Estate Investment Trust	1,861,589

68,941	WP Carey Inc.	4,141,286
	Total Diversified	369,405,312

	Industrial – 8.2%

5,155,002	DCT Industrial Trust Inc.	40,621,416

2,425	EastGroup Properties Inc.	152,557

509,319	Mapletree Logistics Trust, (10)	423,432

Nuveen Investments	19

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Industrial (continued)

4,940,724	Prologis Inc.	$201,729,761

1,125,987	Rexford Industrial Realty Inc.	15,966,496

1,268,581	Terreno Realty Corporation	23,988,867

1,022,393	Blackstone Mortgage Trust Inc, Class A	29,393,799

1,724,174	Colony Financial Inc.	37,845,619

34,331	Newcastle Investment Corporation, (4)	16,136
	Total Industrial	350,138,083

	Office – 13.4%

435,419	Alexandria Real Estate Equities Inc.	31,594,003

3,916,436	BioMed Realty Trust Inc.	80,247,774

1,640,215	Boston Properties, Inc.	187,853,824

325,865	Brandywine Realty Trust	4,712,008

296,853	Corporate Office Properties	7,908,164

507,259	Digital Realty Trust Inc., (3)	26,925,308

335,295	Douglas Emmett Inc.	9,099,906

329,118	Dupont Fabros Technology Inc.	7,921,870

756,036	Highwoods Properties, Inc., (3)	29,039,343

1,614,865	Hudson Pacific Properties Inc.	37,254,936

1,336,134	Kilroy Realty Corporation	78,270,730

152,052	Mack-Cali Realty Corporation	3,161,161

1,332,113	Parkway Properties Inc.	24,311,062

458,626	SL Green Realty Corporation	46,146,948
	Total Office	574,447,037

	Residential – 14.7%

1,233,344	American Campus Communities Inc.	46,065,398

1,629,517	American Homes 4 Rents, Class A	27,229,229

462,946	Apartment Investment & Management Company, Class A	13,990,228

1,098,357	AvalonBay Communities, Inc.	144,236,241

548,031	BRE Properties, Inc.	34,405,386

698,560	Camden Property Trust	47,041,030

164,425	Campus Crest Communities Inc.	1,427,209

3,026,309	Equity Residential	175,495,659

321,601	Essex Property Trust Inc., (3)	54,688,250

966,747	Mid-America Apartment Communities	65,999,818

124,037	Post Properties, Inc.	6,090,217

482,221	UDR Inc.	12,455,768
	Total Residential	629,124,433

	Retail – 24.6%

1,490,509	Acadia Realty Trust	39,319,627

20	Nuveen Investments

Shares	Description (1)	Value

	Retail (continued)

4,013	Alexander’s Inc.	$1,448,653

1,359,149	AmREIT Inc., Class B Shares	22,521,099

712,958	CBL & Associates Properties Inc.	12,655,005

6,929,425	Developers Diversified Realty Corporation	114,196,924

1,152,323	Equity One Inc.	25,742,896

660,466	Federal Realty Investment Trust	75,768,660

1,663,531	General Growth Properties Inc.	36,597,682

927,371	Glimcher Realty Trust	9,301,531

869,293	Inland Real Estate Corporation	9,171,041

609,042	Kimco Realty Corporation	13,325,839

5,276,961	Kite Realty Group Trust	31,661,766

610,184	Macerich Company, (3)	38,032,769

863,519	National Retail Properties, Inc.	29,635,972

595,979	Ramco-Gershenson Properties Trust	9,714,458

119,142	Realty Income Corporation, (WI/DD)	4,868,142

65,360	Regency Centers Corporation	3,337,282

441,163	Retail Properties of America Inc.	5,973,347

133,699	Rouse Properties Inc.	2,304,971

13,112	Saul Centers Inc., (3)	620,984

2,805,779	Simon Property Group, Inc.	460,147,756

1,035,860	Tanger Factory Outlet Centers, (3)	36,255,100

658,825	Taubman Centers Inc.	46,638,222

594,845	Urstadt Biddle Properties Inc.	12,289,498

153,815	Weingarten Realty Trust	4,614,450

829,674	Westfield Group, (10)	7,902,871
	Total Retail	1,054,046,545

	Specialized – 26.8%

568,891	American Tower Corporation	46,575,106

90	Aviv REIT Inc.	2,201

6,786	Chesapeake Lodging Trust	174,604

407,143	Corrections Corporation of America	12,751,719

584,104	CubeSmart	10,023,225

242,437	DiamondRock Hospitality Company	2,848,635

1,111,418	Extra Space Storage Inc.	53,914,887

351,465	Geo Group Inc.	11,331,232

2,548,524	Health Care Property Investors Inc., (3)	98,857,246

1,179,625	Health Care REIT, Inc., (3)	70,305,650

629,119	Healthcare Realty Trust, Inc.	15,193,224

544,822	Healthcare Trust of America Inc., Class A	6,205,523

Nuveen Investments	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)				Value

	Specialized (continued)

969,744	Hersha Hospitality Trust				$5,653,608

12,550	Hospitality Properties Trust				360,436

3,993,284	Host Hotels & Resorts Inc.				80,824,068

190,274	LTC Properties Inc.				7,160,011

622,944	Medical Properties Trust Inc.				7,967,454

269,084	National Health Investors Inc.				16,268,819

228,212	Omega Healthcare Investors Inc., (3)				7,649,666

6,337,950	Parkway Life Real Estate Investment Trust, (10)				12,295,683

598,662	Pebblebrook Hotel Trust				20,216,816

145,694	Physicians Realty Trust				2,028,060

1,480,723	Public Storage, Inc.				249,487,018

3,065,619	RLJ Lodging Trust				81,974,652

652,452	Sovran Self Storage Inc.				47,922,599

6,142,399	Summit Hotel Properties Inc.				57,001,463

5,856,262	Sunstone Hotel Investors Inc.				80,406,471

82,369	Universal Health Realty Income Trust				3,479,267

2,281,199	Ventas Inc.				138,172,223
	Total Specialized				1,147,051,566
	Total Real Estate Investment Trust Common Stocks (cost $3,112,563,230)				4,124,212,976

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Specialized – 0.1%

97,367	Summit Hotel Properties Inc.	7.875%		N/R	$2,464,359
	Total $25 Par (or similar) Retail Preferred (cost $2,434,175)				2,464,359

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.4%

	Mortgage – 0.4%

$8,415	Blackstone Mortgage Trust	5.250%	12/01/18	N/R	$9,403,763

7,410	Colony Financial Inc.	3.875%	1/15/21	N/R	7,660,087
$15,825	Total Convertible Bonds (cost $15,825,000)				17,063,850

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 0.1%

	Real Estate Management & Development – 0.1%

2,167,851	Starwood European Real Estate Finance Limited				$3,587,003
	Total Investment Companies (cost $3,496,534)				3,587,003

22	Nuveen Investments

Shares	Description (1)		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.2%

	Money Market Funds – 3.2%

137,185,137	Mount Vernon Securities Lending Prime Portfolio, 0.182% (7), (8)		$137,185,137
	Total Investments Purchased with Collateral from Securities Lending (cost $137,185,137)		137,185,137
	Total Long-Term Investments (cost $3,318,652,008)		4,326,905,453

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

72,434,403	First American Treasury Obligations Fund, Class Z	0.000% (7)	$72,434,403
	Total Short-Term Investments (cost $72,434,403)		72,434,403
	Total Investments (cost $3,391,086,411) – 102.8%		4,399,339,856
	Other Assets Less Liabilities – (2.8)%		(119,295,801)
	Net Assets – 100%		$4,280,044,055

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$38,042,148	$4,349,980	$—	$42,392,128
Real Estate Investment Trust Common Stocks	4,103,574,854	20,621,986	16,136	4,124,212,976
$25 Par (or similar) Retail Preferred	2,464,359	—	—	2,464,359
Convertible Bonds	—	17,063,850	—	17,063,850
Investment Companies	3,587,003	—	—	3,587,003
Investments Purchased with Collateral from Securities Lending	137,185,137	—	—	137,185,137
Short-Term Investments:
Money Market Funds	72,434,403	—	—	72,434,403
Total	$4,357,287,904	$42,035,816	$16,136	$4,399,339,856

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

As of March 31, 2014, the cost of investments was $3,474,189,838.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$1,025,505,761
Depreciation	(100,355,743)
Net unrealized appreciation (depreciation) of investments	$925,150,018

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end the reporting period was $134,100,423.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

(10)	For fair value measurement disclosure purposes, Real Estate Investment Trust Common Stocks classified as Level 2.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delivery basis.

REIT	Real Estate Investment Trust.

24	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014